Investment Strategy - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Real Assets Income ETF will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a combination of real estate investment trusts (REITs) and publicly traded equity securities of companies that are dividend paying and that derive a significant portion (at least 50%) of their revenue or income from, or own significant assets in, the real estate or infrastructure industries. The Fund may vary its holdings between REITs and infrastructure companies (as described below), but in general, at all times, the Fund intends that at least 15% of its assets will be invested in REITs, and at least 15% of its assets will be invested in infrastructure companies. The Fund intends to invest substantially all of its assets in dividend-paying companies.

The Adviser believes that exposure to real asset-owning companies active across infrastructure and real estate can provide a long-term source of capital return in addition to income. The Fund targets companies which build, finance, maintain and operate the physical assets that sustain daily life and enable economic growth. The Adviser believes that these companies can benefit from long-term contracted, inflation-linked revenue streams, and that in some cases, they indirectly facilitate exposure to underlying private market assets and can deliver differentiated sources of return and risk characteristics. The Fund invests only in publicly-traded securities. The Fund invests in securities economically tied to the United States and also in securities economically tied to foreign countries. The Adviser expects that the Fund will be invested in securities of issuers economically tied to a range of countries, including the United States, United Kingdom, Italy, Canada, Spain, New Zealand, Belgium, France, Netherlands and Singapore, but the Fund may invest in issuers economically tied to developed and emerging markets.

With respect to the portion of the Fund’s assets invested in “real estate”, the Fund will invest in REITs, of any kind, and in other companies that finance, develop, construct and operate real estate, of any kind.

With respect to the portion of the Fund’s assets invested in infrastructure companies, the Fund intends to invest primarily in companies which pay dividends and which engage in the development, financing, construction, operation, or management of assets in the following areas:

•    Utilities, including oil, gas, water and renewable or sustainable energy resources, electricity generation, grid renewal

•    Energy, including production, storage or transportation

•    Communications, including telecommunications, data centers, hardware, software, cable, satellites, and all aspects of computing or cloud technologies infrastructure

•    Transportation, including marine, road, rail, aerospace and other transportation categories

•    Natural Resources, including oil, gas and timber

In evaluating whether a company is real estate company or an infrastructure company, the Adviser considers the company’s public statements about its activities, including regulatory filings (reflecting profits, revenues, EBITDA (earnings before interest, taxes, depreciation and amortization), cash flow and assets), as well as third-party industry assessments of products and services that the company delivers and the role of those products or services in real estate or infrastructure. The Fund will concentrate its assets (that is, hold more than 25% of its assets) in securities of issuers that are principally engaged in the group of industries comprised of real estate, infrastructure and energy (including utilities) (excluding securities of the U.S. government (including its agencies and instrumentalities)).

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, the quality of its balance sheet, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent dividend growth while maintaining company value. The Adviser may use sector overlays and consider the inclusion of companies in third-party indices as part of its analysis. The Fund invests primarily in U.S.-listed companies, but may invest in non-U.S. companies or other companies economically tied to the U.S., and all companies in which the

Fund invests may have assets exposed in non-U.S. geographies or businesses. The Adviser monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

Typically, the Fund will hold around 30-35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or as many as 75 holdings. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of US $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek capital returns plus income through focused investment in Real Estate and Infrastructure companies.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Strategy Portfolio Concentration [Text]	The Real Assets Income ETF will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a combination of real estate investment trusts (REITs) and publicly traded equity securities of companies that are dividend paying and that derive a significant portion (at least 50%) of their revenue or income from, or own significant assets in, the real estate or infrastructure industries.